Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Earnings Per Share [Abstract]
Net income from continuing operations	$ 66	$ 557
Deduct: dividends on Preferred Shares	(8)	(8)
Net income attributable to common shareholders from continuing operations	58	549
Net income (loss) from discontinued operations attributable to common shareholders	(6)	294
Net income attributable to common shareholders	$ 52	$ 843
Weighted average number of Class A Shares and Class B Non-Voting Shares for basic earnings per share	502,000,000	491,000,000
Effect of dilutive securities	1,000,000	1,000,000
Weighted average number of Class A Shares and Class B Non-Voting Shares for diluted earnings per share	503,000,000	492,000,000
Continuing operations	$ 0.11	$ 1.12
Discontinued operations	(0.01)	0.60
Total basic earnings (loss) per share	0.10	1.72
Continuing operations	0.11	1.11
Discontinued operations	(0.01)	0.60
Diluted earnings per share	$ 0.10	$ 1.71
Antidilutive securities (in shares)	4,263,940	2,138,047